Mining royalties	12 Months Ended
Dec. 31, 2018
Disclosure Of Mining Royalties [Abstract]
Disclosure Of Mining Royalties [Text Block]
23.	Mining royalties

This caption is made up as follows:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Sindicato minero de Orcopampa S.A., note 29(b)	12,122	20,165	19,824
Royalties paid to the Peruvian State	9,404	11,052	7,787

	21,526	31,217	27,611